Consolidated statements of changes in stockholders' equity - MXN ($) $ in Thousands	Total	Share Capital [Member]	Treasury Shares [Member]	Accumulated Losses [Member]	Other Components of Equity [Member]	Subtotal [Member]	Non Controlling Interest [Member]	Number of Outstanding Common Shares [Member]
Balance, beginning of period at Dec. 31, 2019	$ 2,422,792	$ 2,216,733	$ (46,805)	$ (565,526)	$ 771,958	$ 2,376,360	$ 46,432
Balance, beginning of period (in shares) at Dec. 31, 2019								102,182,841
Net profit (loss) for the year	(403,156)	0	0	(398,131)	0	(398,131)	(5,025)
Other comprehensive (loss) income	227,772	0	0	55	227,717	227,772	0
Comprehensive (loss) income for the year	(175,384)					(170,359)	(5,025)
Balance, end of period at Dec. 31, 2020	2,247,408	2,216,733	(46,805)	(963,602)	999,675	2,206,001	41,407
Balance, end of period (in shares) at Dec. 31, 2020								102,182,841
Net profit (loss) for the year	(248,054)	0	0	(242,572)	0	(242,572)	(5,482)
Other comprehensive (loss) income	(180,256)	0	0	40,951	(221,207)	(180,256)	0
Comprehensive (loss) income for the year	(428,310)					(422,828)	(5,482)
Balance, end of period at Dec. 31, 2021	$ 1,819,098	2,216,733	(46,805)	(1,165,223)	778,468	1,783,173	35,925
Balance, end of period (in shares) at Dec. 31, 2021	102,182,841							102,182,841
Net profit (loss) for the year	$ 903	0	0	3,541	0	3,541	(2,638)
Other comprehensive (loss) income	(18,977)	0	0	30,399	(49,376)	(18,977)	0
Comprehensive (loss) income for the year	(18,074)					(15,436)	(2,638)
Balance, end of period at Dec. 31, 2022	$ 1,801,024	$ 2,216,733	$ (46,805)	$ (1,131,283)	$ 729,092	$ 1,767,737	$ 33,287
Balance, end of period (in shares) at Dec. 31, 2022	102,182,841							102,182,841